11 Greenway Plaza
Houston, TX 77046

invesco.com
December 20, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
CIK 0000828806
1933 Act Registration No. 033-19862
1940 Act Registration No. 811-05460
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Fund”) that the Prospectuses relating to the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, as applicable, of:
Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 75 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 14, 2023.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4402 or Monique.McClure@invesco.com.
Very truly yours,
/s/ Monique McClure
Monique McClure Senior Counsel